Entity Information (USD $)	12 Months Ended
Apr. 30, 2011
Entity Registrant Name	INVESTORS REAL ESTATE TRUST
Entity Central Index Key	0000798359
Current Fiscal Year End Date	--04-30
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float	$ 679,638,043
Entity Common Stock Shares Outstanding	80,771,119
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY